Basis of presentation and significant accounting policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Payments description			Seller agrees to sell the Goods to Buyer for Fifty Percent (50%) off Sellers listed retail price (see Exhibit A). Seller will provide an invoice to Buyer at the time of delivery. All invoices must be paid, in full, within thirty (30) days. Any balances not paid within thirty (30) days will be subject to a five percent (5%) late payment penalty. In the event Buyer exceeds the aggregate of $500,000 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $750,000.00. In the event Buyer exceeds the aggregate of $750,000 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $1,500,000.00. All future sales after initial $1,500,000 in aggregate purchases will be sold at 60% off retail.		Seller agrees to sell the Goods to Buyer for Fifty Percent (50%) off Sellers listed retail price (see Exhibit A). Seller will provide an invoice to Buyer at the time of delivery. All invoices must be paid, in full, within thirty (30) days. Any balances not paid within thirty (30) days will be subject to a five percent (5%) late payment penalty. In the event Buyer exceeds the aggregate of $500,000.00 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $750,000.00. In the event Buyer exceeds the aggregate of $750,000.00 worth of aforementioned products having been purchased, delivered, and paid for, Buyer will be entitled to an additional Five Percent (5%) discount up to the aggregate of $1,500,000.00. All future sales after initial $1,500,000 in aggregate purchases will be sold at 60% off retail.
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 0	$ 0
Cash, uninsured amount	0		0		0
Derivative liabilities	292,699		$ 292,699		$ 202,144	$ 531,525
Antidilutive securities excluded from computation of earnings per share			1,259,591,300	211,919,728	267,136,056	95,273,690
Depreciation expense			$ 8,161	$ 3,489	$ 10,946	$ 6,772
Amortization expense			222,581	191,192	233,685	11,295
Research and development expense	148,879	$ 275,071	410,146	$ 1,177,123	1,441,128	794,750
Right-of-use asset	131,818		131,818		8,612	34,184
Lease liability	$ 131,818		$ 131,818		8,612
Allowance for doubtful accounts					6,807	6,807
Advertising expense					4,132	$ 0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount					$ 250,000
Res Nova Bio Inc [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	32.00%		32.00%